Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended		83 Months Ended
	Jun. 30, 2025	Jun. 30, 2025		Jun. 30, 2025
C000230762 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Abraham Fortress Fund (Class K/FORKX)
Average Annual Return, Percent	(2.07%)	5.80%		5.87%	[1]
C000230760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Abraham Fortress Fund (Class I/FORTX)
Average Annual Return, Percent	(2.15%)	5.70%	[2]	5.77%	[2]
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	(0.73%)	[2]	1.81%	[1],[2]
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	16.17%	13.65%	[2]	10.36%	[1],[2]
Seventy 30 Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70/30 Blended Index
Average Annual Return, Percent	13.15%	9.31%	[2]	7.97%	[1],[2]

[1]	Class K shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.
[2]	Class I shares commenced operations on July 26, 2018 and the performance figures include the performance of the Abraham Fortress Fund, LP (the CFTC regulated Predecessor Fund), prior to October 13, 2021.